ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs

As of December 31, 2020 the Parent Company’s significant subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishment or acquisition	Place of incorporation/ establishment	Percentage of direct or indirect ownership	Principal activities
Subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd.	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Geerong Yun (Shanghai) Enterprise Development Co., Ltd.	September 2019	Shanghai	100%	Technology development and consumer finance services
Shanghai Chuangzhen Software Co., Ltd.	April 2020	Shanghai	100%	Technology service
Aguila Information, S.A.P.I. de C.V.	January 2020	Mexico	51%	Lending business
PT. Jayindo Fintek Pratama	April 2020	Indonesia	85%	Lending business

VIEs
Shanghai Jiayin Finance Technology Co., Ltd.	June 2015	Shanghai	100%	Technology service
Shanghai Jiajie Internet Finance Information Services Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Shanghai Niwodai Internet Finance Information Services Co., Ltd.	September 2015	Shanghai	100%	Technology development and consumer finance services